UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-5039

CREDIT SUISSE FIXED INCOME FUND

(Exact name of registrant as specified in charter)

c/o Credit Suisse Asset Management, LLC

466 Lexington Avenue

New York, New York 10017

(Address of principal executive offices) (Zip code)

Hal Liebes, Esq.

466 Lexington Avenue

New York, New York 10017

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 875-3500

Date of fiscal year-end:                     October 31st

Date of reporting period:             May 1, 2004 to July 31, 2004

Item 1:                                                          Schedule of Investments

Credit Suisse Fixed Income Fund

Schedule of Investments

July 31, 2004 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (29.7%)
Aerospace & Defense (0.6%)
$760	Goodrich Corp., Notes	(BBB- , Baa3)	04/15/08	7.500	$842,779
180	L-3 Communications Corp., Global Company Guaranteed Notes (Callable 07/15/08 @ $103.06)	(BB- , Ba3)	07/15/13	6.125	175,500
					1,018,279

Automobile Manufacturers (0.2%)
335	General Motors Corp., Global Debentures §	(BBB , Baa1)	07/15/33	8.375	351,204

Automobile Parts & Equipment (0.2%)
300	Collins & Aikman Products Corp., Company Guaranteed Notes §	(B- , B3)	04/15/06	11.500	297,750

Banks (0.6%)
430	Popular N.A., Inc., Company Guaranteed Notes	(BBB+ , A3)	06/30/09	4.700	433,767
610	Wachovia Corp., Global Subordinated Notes	(A- , A1)	08/01/14	5.250	603,212
					1,036,979

Building Materials (0.3%)
435	American Standard, Inc., Company Guaranteed Notes	(BBB- , Ba2)	02/15/10	7.625	486,113

Chemicals (0.2%)
160	Huntsman Company LLC, Global Company Guaranteed Notes (Callable 10/15/07 @ $105.81)	(B , B2)	10/15/10	11.625	178,800
180	Lyondell Chemicals Co., Global Company Guaranteed Notes (Callable 06/01/08 @ $105.25) §	(B+ , B1)	06/01/13	10.500	198,225
					377,025

Commercial Services (0.7%)
450	Cendant Corp., Units	(BBB , Baa1)	08/17/06	4.890	457,443
270	Erac USA Finance Co., Rule 144A, Notes ‡	(BBB+ , Baa1)	05/15/06	6.625	285,700
335	Hertz Corp., Global Notes #	(BBB- , Baa2)	08/15/08	2.880	334,990
180	Iron Mountain, Inc., Company Guaranteed Notes (Callable 04/01/06 @ $104.31)	(B , B3)	04/01/13	8.625	194,175
					1,272,308

Cosmetics/Personal Care (0.4%)
620	Procter & Gamble Co., Bonds	(AA- , Aa3)	02/01/34	5.500	596,829

Diversified Financials (7.4%)
700	Capital One Bank, Subordinated Notes	(BB+ , Baa3)	06/13/13	6.500	732,470
1,035	Countrywide Home Loans, Inc., Global Notes	(A , A3)	12/19/07	4.250	1,043,272
745	FMR Corp., Rule 144A, Notes ‡	(AA , Aa3)	03/01/13	4.750	727,958
540	Ford Motor Credit Co., Global Notes	(BBB- , A3)	02/01/06	6.875	566,743
235	Ford Motor Credit Co., Global Notes	(BBB- , A3)	10/28/09	7.375	252,403
785	Ford Motor Credit Co., Global Notes §	(BBB- , A3)	10/01/13	7.000	800,359
1,190	General Electric Capital Corp., Series MTNA, Global Notes	(AAA , Aaa)	06/15/12	6.000	1,272,470
245	General Motors Acceptance Corp., Global Bonds	(BBB , A3)	11/01/31	8.000	249,477
780	General Motors Acceptance Corp., Series MTN, Notes	(BBB , A3)	12/10/07	4.375	774,190
375	Goldman Sachs Group, Inc., Global Bonds	(A+ , Aa3)	01/15/11	6.875	415,500
1,625	Household Finance Corp., Global Notes	(A , A1)	12/15/08	4.125	1,616,142
470	Household Finance Corp., Global Notes	(A , A1)	07/15/10	8.000	548,758
680	Lehman Brothers Holdings, Inc., Series MTNG, Global Notes §	(A , A1)	11/30/10	4.375	663,554
530	MBNA America Bank, Rule 144A, Subordinated Notes ‡	(BBB , Baa2)	03/15/08	6.750	584,234

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

775	Merrill Lynch & Company, Inc., Notes	(A+ , Aa3)	07/15/14	5.450	774,690
385	Morgan Stanley, Global Subordinated Notes	(A , A1)	04/01/14	4.750	360,305
870	SLM Corp., Series MTNA, Notes	(A , A2)	01/15/09	4.000	860,996
90	Textron Financial Corp., Global Notes §	(A- , A3)	06/01/07	5.875	95,816
310	Textron Financial Corp., Series MTNE, Notes #	(A- , A3)	10/06/06	1.950	311,001
					12,650,338

Electric (3.6%)
240	AES Corp., Senior Notes	(B- , B2)	06/01/09	9.500	261,600
740	American Electric Power Company, Inc., Series A, Global Notes	(BBB , Baa3)	05/15/06	6.125	777,564
400	Cincinnati Gas & Electric Co., Notes	(BBB , Baa1)	09/15/12	5.700	413,050
695	Consolidated Edison Company of New York, Debentures	(A , A1)	02/01/13	4.875	686,634
285	Constellation Energy Group, Inc., Notes	(BBB , Baa1)	04/01/07	6.350	304,228
160	Detroit Edison Co., First Mortgage Notes	(A- , A3)	08/01/14	5.400	161,216
355	Dominion Resources, Inc., Series B, Global Senior Notes	(BBB+ , Baa1)	07/15/05	7.625	372,169
410	Duke Energy Corp., First Mortgage Notes	(BBB+ , A3)	10/01/15	5.300	406,870
665	FirstEnergy Corp., Series C, Global Notes	(BB+ , Baa3)	11/15/31	7.375	720,799
669	FPL Group Capital, Inc., Company Guaranteed Notes	(A- , A2)	09/15/06	7.625	729,483
490	FPL Group Capital, Inc., Notes	(A- , A2)	04/11/06	3.250	492,893
290	Pacific Gas & Electric Co., First Mortgage Notes	(BBB , Baa2)	03/01/34	6.050	280,313
480	Pinnacle West Capital Corp., Senior Notes (Callable 11/01/04 @ $100.00) #	(BBB- , Baa2)	11/01/05	1.979	480,696
					6,087,515

Electronics (0.1%)
155	Fisher Scientific International, Inc., Rule 144A, Senior Subordinated Notes (Callable 08/15/09 @ $103.38) ‡	(BB+ , Ba3)	08/15/14	6.750	155,581

Entertainment (0.2%)
160	AMC Entertainment, Inc., Senior Subordinated Notes (Callable 02/01/05 @ $103.17)	(CCC+ , Caa1)	02/01/11	9.500	164,000
240	Six Flags, Inc., Global Senior Notes (Callable 02/01/05 @ 104.75) §	(B- , B3)	02/01/09	9.500	235,800
					399,800

Environmental Control (1.0%)
130	Allied Waste North America, Inc., Senior Notes (Callable 04/15/09 @ $103.69)	(BB- , Ba3)	04/15/13	7.875	136,663
265	Allied Waste North America, Inc., Series B, Global Senior Notes (Callable 04/15/09 @ $103.69)	(B+ , B2)	04/15/14	7.375	255,062
625	Waste Management, Inc., Global Company Guaranteed Notes	(BBB , Baa3)	05/15/32	7.750	727,921
570	Waste Management, Inc., Senior Notes	(BBB , Baa3)	08/01/10	7.375	646,091
					1,765,737

Food (1.0%)
445	ConAgra Foods, Inc., Notes	(BBB+ , Baa1)	09/15/11	6.750	491,927
430	ConAgra Foods, Inc., Notes	(BBB+ , Baa1)	09/15/30	8.250	533,144
620	Kellogg Co., Global Senior Notes	(BBB , Baa2)	06/01/08	2.875	599,170
155	Land O’ Lakes, Inc., Global Senior Notes (Callable 11/15/06 @ $104.38) §	(B- , B3)	11/15/11	8.750	144,150
					1,768,391

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

Forest Products, Paper (0.2%)
250	Georgia-Pacific Corp., Global Company Guaranteed Notes	(BB+ , Ba2)	02/01/10	8.875	288,125

Gas (0.8%)
640	KeySpan Corp., Senior Notes	(A , A3)	11/15/30	8.000	805,114
585	Sempra Energy, Notes	(BBB+ , Baa1)	12/01/05	6.950	613,850
					1,418,964

Home Builders (0.4%)
270	D.R. Horton, Inc., Senior Notes	(BB+ , Ba1)	05/01/13	6.875	283,500
420	NVR, Inc., Senior Notes	(BB+ , Ba1)	06/15/10	5.000	405,300
					688,800

Household Products (0.1%)
160	Johnsondiversey, Inc., Series B, Global Company Guaranteed Notes (Callable 05/15/07 @ $104.81)	(B , B2)	05/15/12	9.625	176,800

Insurance (2.9%)
425	ACE INA Holdings, Inc., Notes	(BBB+ , A3)	06/15/14	5.875	435,666
1,400	American International Group, Inc., Global Notes #	(AAA , Aaa)	05/15/13	4.250	1,313,059
460	Florida Windstorm Underwriting Association, Rule 144A, Senior Notes ‡	(A- , A3)	08/25/07	6.850	503,980
840	Genworth Financial, Inc., Notes	(A , A2)	06/15/14	5.750	860,820
1,010	MetLife, Inc., Senior Notes	(A , A2)	11/24/13	5.000	991,390
920	Nationwide Mutual Insurance Co., Rule 144A, Bonds (Callable 04/15/14 @ 100.00) ‡	(A- , A2)	04/15/34	6.600	886,438
					4,991,353

Iron & Steel (0.2%)
390	AK Steel Corp., Company Guaranteed Notes (Callable 02/15/05 @ $102.65) §	(B+ , B3)	02/15/09	7.875	373,425

Leisure Time (0.1%)
100	Hard Rock Hotel, Inc., Global Notes (Callable 06/01/08 @ $104.44)	(B , B3)	06/01/13	8.875	104,500

Lodging (0.8%)
215	Boyd Gaming Corp., Global Company Guaranteed Note (Callable 08/01/05 @ $104.63)	(BB- , Ba3)	08/01/09	9.250	236,500
90	Boyd Gaming Corp., Global Senior Subordinated Notes (Callable 04/15/07 @ $104.38)	(B+ , B1)	04/15/12	8.750	97,650
360	Caesars Entertainment, Inc., Global Senior Notes	(BB+ , Ba1)	04/15/13	7.000	377,550
340	MGM Mirage, Inc., Company Guaranteed Notes §	(BB- , Ba2)	02/01/11	8.375	365,500
340	Windsor Woodmont Black Hawk, Series B, First Mortgage Notes ø	(CCC+ , NR)	03/15/05	13.000	323,850
					1,401,050

Media (2.7%)
505	Comcast Cable Communications Holdings, Inc., Global Company Guaranteed Notes	(BBB , Baa3)	03/15/13	8.375	599,649
10	Comcast Cable Communications, Inc., Senior Notes	(BBB , Baa3)	01/30/11	6.750	10,907
325	Cox Communications, Inc., Notes	(BBB , Baa2)	06/15/05	6.875	336,137
260	CSC Holdings, Inc., Series B, Senior Notes	(BB- , B1)	07/15/09	8.125	271,700
240	Dex Media East LLC, Global Company Guaranteed Notes (Callable 11/15/07 @ 106.06)	(B , B2)	11/15/12	12.125	285,600

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

550	Liberty Media Corp., Global Senior Notes #	(BBB- , Baa3)	09/17/06	3.020	558,481
235	Mediacom LLC/Capital Corp., Senior Notes (Callable 01/15/06 @ $104.75) §	(B+ , B2)	01/15/13	9.500	218,550
425	News America Holdings, Inc., Company Guaranteed Notes §	(BBB- , Baa3)	02/01/13	9.250	538,239
700	News America, Inc., Company Guaranteed Notes	(BBB- , Baa3)	11/30/28	7.625	799,722
195	PRIMEDIA, Inc., Global Company Guaranteed Notes (Callable 05/15/06 @ $104.44)	(B , B3)	05/15/11	8.875	192,562
695	Time Warner, Inc., Global Company Guaranteed Notes	(BBB+ , Baa1)	04/15/31	7.625	766,907
					4,578,454

Mining (0.2%)
365	Phelps Dodge Corp., Bonds	(BBB- , Baa3)	03/15/34	6.125	344,112

Miscellaneous Manufacturing (0.5%)
810	Textron, Inc., Senior Notes	(A- , A3)	08/01/10	4.500	809,719

Oil & Gas (1.0%)
240	Chesapeake Energy Corp., Senior Notes (Callable 01/15/09 @ $103.44)	(BB- , Ba3)	01/15/16	6.875	237,600
385	Giant Industries, Inc., Senior Subordinated Notes (Callable 05/15/09 @ 104.00)	(B- , B3)	05/15/14	8.000	397,512
320	Pemex Project Funding Master Trust, Rule 144A, Notes #‡	(BBB- , Baa1)	06/15/10	2.820	324,800
285	Premcor Refining Group, Inc., Company Guaranteed Notes (Callable 05/01/09 @ 103.38)	(BB- , Ba3)	05/01/14	6.750	288,563
455	SEACOR Holdings, Inc., Notes	(BBB , Baa3)	10/01/12	5.875	438,418
					1,686,893

Packaging & Containers (0.3%)
165	Owens-Brockway Glass Containers, Global Secured Notes (Callable 11/15/07 @ $104.38)	(BB- , B2)	11/15/12	8.750	182,325
270	Owens-Illinois, Inc., Debentures	(B , Caa1)	05/15/10	7.500	275,400
					457,725

Pipelines (0.5%)
355	Dynegy Holdings, Inc., Rule 144A, Secured Notes (Callable 07/15/08 @ 105.06) ‡	(B- , B3)	07/15/13	10.125	393,163
160	El Paso Corp., Global Notes §	(CCC+ , Caa1)	06/15/12	7.875	148,000
240	Williams Companies, Inc., Global Notes §	(B+ , B3)	03/15/12	8.125	263,400
					804,563

Real Estate (0.3%)
500	EOP Operating LP, Senior Notes	(BBB+ , Baa2)	02/15/05	6.625	511,098

Real Estate Investment Trust (0.1%)
160	Host Marriott LP, Global Senior Notes (Callable 11/01/08 @ $103.56)	(B+ , Ba3)	11/01/13	7.125	160,000

Retail (0.7%)
270	May Department Stores Co., Rule 144A, Notes ‡§	(BBB , Baa2)	07/15/14	5.750	271,509
845	Target Corp., Notes	(A+ , A2)	08/15/10	7.500	978,854
					1,250,363

Semiconductors (0.1%)
240	Amkor Technology, Inc., Global Senior Notes (Callable 05/15/08 @ $103.88) §	(B , B1)	05/15/13	7.750	206,400

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

Telecommunications (1.2%)
160	AT&T Wireless Services, Inc., Global Senior Notes	(BBB , Baa2)	03/01/31	8.750	199,739
350	Nextel Communications, Inc., Senior Notes (Callable 03/15/09 @ $102.98)	(BB , Ba3)	03/15/14	5.950	333,375
655	Sprint Capital Corp., Global Company Guaranteed Notes	(BBB- , Baa3)	03/15/32	8.750	796,031
650	Verizon Wireless Capital LLC, Global Notes	(A+ , A3)	12/15/06	5.375	679,256
					2,008,401

Transportation (0.1%)
175	Horizon Lines LLC, Rule 144A, Notes (Callable 11/01/08 @ $104.50 ‡)	(B- , B3)	11/01/12	9.000	182,438

TOTAL CORPORATE BONDS (Cost $50,114,452)					50,707,032

ASSET BACKED SECURITIES (20.1%)
$2,200	Aesop Funding II LLC, Series 2003-2A, Class A2 #	(AAA , Aaa)	06/20/07	1.670	2,206,079
1,235	Ameriquest Mortgage Securities, Inc., Series 2003-AR2, Class A4 #	(AAA , Aaa)	05/25/33	1.800	1,236,466
911	Capital Auto Receivables Asset Trust, Series 2002-5, Class A3B	(AAA , Aaa)	04/17/06	2.300	913,296
1,800	Capital One Master Trust, Series 2001-1, Class A #	(AAA , Aaa)	12/15/10	1.580	1,809,827
900	Chase Credit Card Master Trust, Series 2001-1, Class A #	(AAA , Aaa)	06/15/07	1.550	900,844
1,800	Chase Credit Card Master Trust, Series 2003-2, Class A #	(AAA , Aaa)	07/15/10	1.490	1,804,238
125	Chase Funding Mortgage Loan, Series 2002-2, Class 1A4	(AAA , Aaa)	08/25/28	4.877	126,348
2,245	Citibank Credit Card Issuance Trust, Series 2002-A9, Class A9 #	(AAA , Aaa)	12/17/07	1.560	2,246,624
344	CNH Equipment Trust, Series 2002-A, Class A3 #	(AAA , Aaa)	07/17/06	1.630	343,855
975	Countrywide Home Equity Loan Trust, Series 2002-C, Class A #	(AAA , Aaa)	05/15/28	1.620	976,003
1,290	DaimlerChrysler Auto Trust, Series 2004-B, Class A4	(AAA , Aaa)	10/08/09	3.710	1,287,782
105	DaimlerChrysler Master Owner Trust, Series 2002-A, Class A #	(AAA , Aaa)	05/15/07	1.440	105,110
2,245	Discover Card Master Trust I, Series 2003-4, Class A1 #	(AAA , Aaa)	05/15/11	1.490	2,248,156
500	Embarcadero Aircraft Securitization Trust, Series 2000-A, Class A1 #‡	(BB , B3)	08/15/25	1.860	230,000
2,245	First USA Credit Card Master Trust, Series 2001-1, Class A #	(AAA , Aaa)	09/19/08	1.560	2,250,927
370	First USA Credit Card Master Trust, Series 2001-4, Class A #	(AAA , Aaa)	01/12/09	1.500	370,751
1,800	Fleet Credit Card Master Trust, Series 2002-B, Class A #	(AAA , Aaa)	04/15/10	1.520	1,805,015
138	GE Capital Mortgage Services, Inc., Series 1998-HE1, Class A7 #	(AAA , Aaa)	06/25/28	6.465	140,166
654	Greenpoint Home Equity Loan Trust, Series 2003-1, Class A #	(AAA , Aaa)	04/15/29	1.650	653,507
860	Greenpoint Home Equity Loan Trust, Series 2004-3, Class A #	(AAA , Aaa)	03/15/35	1.494	860,754
865	Honda Auto Receivables Owner Trust, Series 2003-1, Class A4	(AAA , Aaa)	07/18/08	2.480	857,026

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

2,245	MBNA Credit Card Master Note Trust, Series 2002-A4, Class A4 #	(AAA , Aaa)	08/17/09	1.490	2,250,365
2,515	MBNA Master Credit Card Trust, Series 1996-G, Class A #	(AAA , Aaa)	12/15/08	1.560	2,523,819
3,000	MBNA Master Credit Card Trust, Series 1998-G, Class A #	(AAA , Aaa)	02/17/09	1.510	3,008,063
91	Mortgage Lenders Network Home Equity Loan, Series 1998-2, Class A1 #	(AAA , Aaa)	07/25/29	6.610	94,113
2,245	SLM Student Loan Trust, Series 2003-1, Class A2 #	(AAA , Aaa)	06/17/13	1.560	2,246,021
320	SLM Student Loan Trust, Series 2003-8, Class A1 #	(AAA , Aaa)	06/16/08	1.530	319,882
603	Vanderbilt Mortgage Finance, Series 1998-C, Class 1B1	(BBB ,Baa1)	02/07/15	6.970	615,101
TOTAL ASSET BACKED SECURITIES (Cost $34,603,948)					34,430,138

MORTGAGE-BACKED SECURITIES (51.1%)
$995	Bear Stearns Commercial Mortgage Securities, Inc., Series 2002-TOP6, Class A2	(AAA , Aaa)	10/15/36	6.460	1,084,884
1,900	Fannie Mae Global Bonds ^^§	(AAA , Aaa)	11/15/30	6.625	2,130,734
2,360	Fannie Mae Global Notes §	(AAA , Aaa)	11/15/10	6.625	2,644,102
1,740	Fannie Mae Global Subordinated Notes §	(AAA , Aaa)	01/02/14	5.125	1,719,867
19	Fannie Mae Pool #004542	(AAA , Aaa)	12/01/08	12.000	20,821
1,617	Fannie Mae Pool #254372	(AAA , Aaa)	07/01/17	6.000	1,690,357
0	Fannie Mae Pool #524164 (1)	(AAA , Aaa)	11/01/29	7.000	48
258	Fannie Mae Pool #656862 ‡‡‡	(AAA , Aaa)	04/01/33	6.000	265,182
2,031	Fannie Mae Pool #667742 ^^	(AAA , Aaa)	04/01/33	6.000	2,086,307
2,165	Fannie Mae Pool #703443 ^^	(AAA , Aaa)	05/01/18	5.000	2,187,645
2,215	Fannie Mae Pool #703444 ^^	(AAA , Aaa)	05/01/18	5.000	2,235,348
312	Fannie Mae Pool #703598 ‡‡	(AAA , Aaa)	05/01/18	5.500	321,066
273	Fannie Mae Pool #705651 ‡‡	(AAA , Aaa)	06/01/18	5.500	281,369
963	Fannie Mae Pool #721796	(AAA , Aaa)	06/01/18	4.500	949,637
2,281	Fannie Mae Pool #725248	(AAA , Aaa)	03/01/34	5.000	2,221,409
1,753	Fannie Mae Pool #725277	(AAA , Aaa)	03/01/19	4.500	1,727,697
2,095	Fannie Mae Pool #733035	(AAA , Aaa)	08/01/33	4.500	1,981,481
1,119	Fannie Mae Pool #739753	(AAA , Aaa)	12/01/18	5.000	1,129,131
618	Fannie Mae Pool #741351 ‡‡	(AAA , Aaa)	12/01/33	5.500	620,748
871	Fannie Mae Pool #741384	(AAA , Aaa)	09/01/18	4.000	837,263
2,538	Fannie Mae Pool #743305	(AAA , Aaa)	10/01/33	6.000	2,606,532
1,546	Fannie Mae Pool #743466	(AAA , Aaa)	10/01/33	6.000	1,588,131
976	Fannie Mae Pool #750536	(AAA , Aaa)	01/01/34	5.500	980,625
2,623	Fannie Mae Pool #753933	(AAA , Aaa)	12/01/33	6.000	2,694,204
2,345	Fannie Mae Pool #754264	(AAA , Aaa)	12/01/33	6.000	2,408,209
603	Fannie Mae Pool #757490	(AAA , Aaa)	01/01/34	5.500	605,670
1,128	Fannie Mae Pool #759766 ^^	(AAA , Aaa)	02/01/34	5.500	1,133,519
1,253	Fannie Mae Pool #763676	(AAA , Aaa)	01/01/34	5.500	1,259,095
3,675	Federal Home Loan Bank Global Bonds §	(AAA , Aaa)	04/15/09	3.000	3,510,841
2,650	Federal Home Loan Bank Global Bonds §	(AAA , Aaa)	06/18/14	5.250	2,702,457
2,765	FNMA TBA	(AAA , Aaa)	08/02/19	5.500	2,840,175
9,665	FNMA TBA	(AAA , Aaa)	08/02/34	5.500	9,692,178
6,580	FNMA TBA	(AAA , Aaa)	08/02/34	6.500	6,867,875
3,645	Freddie Mac Global Notes §	(AAA , Aaa)	01/15/05	1.875	3,645,798
1,795	Freddie Mac Global Notes	(AAA , Aaa)	11/15/13	4.875	1,788,854
1,675	Freddie Mac Global Subordinated Notes §	(AAA , Aaa)	03/21/11	5.875	1,782,481
54	Freddie Mac Pool #1B1275 #^^	(AAA , Aaa)	10/01/33	4.223	53,993
2	Freddie Mac Pool #606523 #^^	(AAA , Aaa)	10/01/19	3.373	1,553
837	Freddie Mac Pool #B11354 ^^	(AAA , Aaa)	12/01/18	5.000	844,267

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

2,052	Ginnie Mae Pool #429679	(AAA , Aaa)	11/15/33	5.500	2,069,861
3,039	Ginnie Mae Pool #569703	(AAA , Aaa)	02/15/32	6.500	3,185,014
4,400	GNMA TBA	(AAA , Aaa)	08/02/34	5.000	4,309,250
1,880	GNMA TBA	(AAA , Aaa)	08/02/34	6.000	1,933,463
1,080	J.P. Morgan Chase Commercial Mortgage Securites Corp., Series 2004-CB9, Class A1	(AAA , Aaa)	06/12/41	3.475	1,070,229
331	LB-UBS Commercial Mortgage Trust, Series 2003-C3, Class A1	(AAA , Aaa)	05/15/27	2.599	322,070
1,410	LB-UBS Commercial Mortgage Trust, Series 2004-C2, Class A4	(AAA , Aaa)	03/15/36	4.367	1,328,152
TOTAL MORTGAGE-BACKED SECURITIES (Cost $86,883,925)					87,359,592

FOREIGN BONDS (5.1%)
Banks (1.0%)
$695	Korea Development Bank, Global Notes (Korea)	(A- , A3)	07/20/09	4.750	695,260
915	Royal Bank of Scotland Group PLC, Series 3, Global Bonds (Callable 12/31/05 @ $100.00) (United Kingdom)	(A , A1)	11/29/49	7.816	972,352
					1,667,612

Beverages (0.2%)
420	Diageo Finance BV, Global Company Guaranteed Notes (Netherlands) §	(A , A2)	04/01/11	3.875	400,768

Electric (0.2%)
350	Compania Nacional de Transmision Electrica SA, Global Senior Notes (Chile)	(A- , Baa1)	04/15/11	7.875	399,240

Forest Products, Paper (0.2%)
290	Tembec Industries, Inc., Global Company Guaranteed Notes (Canada)	(BB- , Ba3)	03/15/12	7.750	290,000

Holding Companies-Diversified (0.5%)
890	Pacificorp Australia, Rule 144A, Bonds (Australia) ‡	(AAA , Aaa)	01/15/08	6.150	958,210

Media (0.3%)
425	Thomson Corp., Global Notes (Canada)	(A- , A3)	01/05/12	6.200	458,975

Mining (0.3%)
450	Corporacion Nacional del Cobre - Codelco, Rule 144A, Notes (Chile) ‡	(A , A2)	10/15/13	5.500	455,923

Oil & Gas (0.9%)
300	EnCana Corp., Yankee Bonds (Canada)	(A- , Baa2)	08/15/34	6.500	305,182
600	Norsk Hydro ASA, Yankee Debentures (Norway)	(A , A2)	06/15/23	7.750	722,929
5	Norsk Hydro ASA, Yankee Debentures (Norway)	(A , A2)	11/15/25	7.150	5,685
430	Petroliam Nasional Berhad, Rule 144A, Bonds (Malaysia) ‡	(A- , Baa1)	08/15/15	7.750	499,290
					1,533,086

Sovereign (1.2%)
364	Federal Republic of Brazil, Restructured Debt Bonds (Brazil)	(B+ , B2)	04/15/14	8.000	345,823
985	Government of Russia, Series V, Debentures (Russia)	(BB+ , Ba2)	05/14/08	3.000	866,800
550	United Mexican States, Global Notes (Mexico)	(BBB- , Baa2)	01/14/11	8.375	631,125

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

300	United Mexican States, Global Notes (Mexico)	(BBB- , Baa2)	04/08/33	7.500	300,300
					2,144,048

Telecommunications (0.3%)
390	Deutsche Telekom International Finance BV, Global Company Guaranteed Notes (Netherlands)	(BBB+ , Baa2)	06/15/30	8.250	485,873

TOTAL FOREIGN BONDS (Cost $8,871,293)					8,793,735

UNITED STATES TREASURY OBLIGATIONS (0.9%)
$780	United States Treasury Bonds §	(AAA , Aaa)	02/15/23	7.125	957,451
35	United States Treasury Bonds §	(AAA , Aaa)	02/15/31	5.375	35,858
510	United States Treasury Notes §	(AAA , Aaa)	06/30/06	2.750	511,176
30	United States Treasury Notes §	(AAA , Aaa)	05/15/07	3.125	30,103
TOTAL UNITED STATES TREASURY OBLIGATIONS (Cost $1,593,386)					1,534,588

Number of Shares

COMMON STOCKS (0.0%)
Energy - Other (0.0%)
2,156	Anchor Resources LLC *^	2,889

Food (0.0%)
105	Archibald Candy Corp. *^	2,625

TOTAL COMMON STOCKS (Cost $12,698)		5,514

PREFERRED STOCK (0.3%)
Telecommunications (0.3%)
400	Centaur Funding Corp., Series B, Rule 144A ‡ (Cost 405,680)	505,000

WARRANTS (0.0%)
Building Materials (0.0%)
65	Dayton Superior Corp., Rule 144A, strike $0.01, expires 06/15/09 *‡	0

Telecommunications (0.0%)
40	GT Group Telecom, Inc., Rule 144A, strike $0.00, expires 02/01/10 *‡	0
70	IWO Holdings, Inc., Rule 144A, strike $7.00, expires 01/15/11 *‡	1
		1
TOTAL WARRANTS (Cost $3,300)		1

SHORT-TERM INVESTMENT (9.9%)
16,834,604	State Street Navigator Prime Fund §§ (Cost $16,834,604)	16,834,604

Par (000)

SHORT-TERM INVESTMENTS (8.2%)
$5,900	Federal Home Loan Bank Discount Notes	(AAA , Aaa)	08/20/04	1.299	5,896,029

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

2,925	State Street Bank and Trust Co. Euro Time Deposit ^^		08/02/04	0.750	2,925,000
5,220	United States Treasury Bills	(AAA , Aaa)	10/21/04	1.410	5,203,541
TOTAL SHORT-TERM INVESTMENTS (Cost $14,024,528)					14,024,570

Contracts

OPTIONS PURCHASED (0.0%)
Call Options (0.0%)
1,650	Brazilian Real, strike $3.2041, expires 10/20/04 (Cost $20,090)	11,463

TOTAL INVESTMENTS AT VALUE (125.3%) (Cost $213,367,904)		214,206,237

LIABILITIES IN EXCESS OF OTHER ASSETS (-25.3%)		(43,251,845)

NET ASSETS (100.0%)		$170,954,392

OPEN OPTION CONTRACTS WRITTEN

Name of Issuer	Number of Contracts	Exercise Price	Expiration Date	Value
S&P 500 Put Option	105	1.30	8/13/04	$13,650

OPEN FUTURES CONTRACTS

Futures Contracts	Number of Contracts	Expiration Date	Contract Amount	Contract Value	Unrealized Appreciation/ (Depreciation)
U.S. Treasury Bonds Futures	51	9/21/04	$5,360,187	$5,519,156	$158,969
U.S. Treasury 5 Year Notes Futures	18	9/21/04	1,970,528	1,971,000	472
			$7,330,715	$7,490,156	$159,441

U.S. Treasury 10 Year Notes Futures	(97)	9/21/04	(10,627,385)	(10,739,719)	(112,334)
U.S. Treasury 2 Year Notes Futures	(28)	9/21/04	(5,891,734)	(5,911,500)	(19,766)
			$(16,519,119)	$(16,651,219)	$(132,100)

			$(9,188,404)	$(9,161,063)	$27,341

OPEN FORWARD FOREIGN CURRENCYCONTRACTS

Forward Foreign Currency Contracts	Expiration Date	Foreign Currency To Be Purchased/(Sold)		Contract Amount	Contract Value	Unrealized Gain (Loss)
Swiss Franc	10/13/04	SwF	2,000,000	1,592,357	1,567,239	(25,118)
Swiss Franc	10/13/04	SwF	(2,000,000)	1,604,081)	(1,567,239)	36,842
Swiss Franc	10/13/04	SwF	(2,900,000)	(2,325,917)	(2,272,496)	53,421
European Economic Unit	10/13/04		€(1,434,000)	(1,725,590)	(1,723,535)	2,055
European Economic Unit	10/13/04		€3,971,000	4,857,009	4,772,775	(84,234)
European Economic Unit	10/13/04		€(1,229,000)	(1,488,319)	(1,477,144)	11,175
European Economic Unit	10/13/04		€1,229,000	1,503,214	1,477,144	(26,070)
British Pound	10/13/04		£870,000	1,560,780	1,572,264	11,484
British Pound	10/13/04		£(870,000)	(1,591,647)	(1,572,264)	19,383
Japanese Yen	10/13/04		¥186,993,600	1,725,590	1,684,697	(40,893)
Japanese Yen	10/13/04		¥169,600,000	1,556,748	1,527,991	(28,757)
Japanese Yen	10/13/04		¥7,700,000	70,678	69,372	(1,306)
Japanese Yen	10/13/04		¥(7,700,000)	(71,561)	(69,372)	2,189
				$4,059,261	$3,989,432	$(69,829)

OPEN SWAP CONTRACTS:

Description	Notional Amount	Expiration Date	Net Unrealized Appreciation (Depreciation)
Lehman CMBS AAA Total Return Swap	1,970,000	9/1/2004	$287,098

INVESTMENT ABBREVIATIONS

TBA = To Be Announced

NR = Not Rated

†                                          Credit ratings given by The Standard & Poor’s Division of The McGraw-Hill Companies, Inc. (“S&P”) and Moody’s Investors Service, Inc. (“Moody’s”) are unaudited.

‡                                          Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.  At July 31, 2004, these securities amounted to a value of $6,734,225 or 3.94% of net assets.

‡‡                                    Collateral segregated for futures contracts.

‡‡‡                              A portion of the security is pledged as collateral for Options Written.

*                                         Non-income producing security.

^                                          Not readily marketable security; security is valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees.

^^                                    Collateral segregated for TBA securities.

#                                         Variable rate obligations – The interest rate shown is the rate as of July 31, 2004.

§                                         Security or portion thereof is out on loan.

§§                                  Represents security purchased with cash collateral received for securities on loan.

ø                                         Bond is currently in default.

(1)                                  Par value of security held is less than 1,000

Security Valuation – The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that this method would not represent fair value.  The Fund’s equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the “Valuation Time”). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities.  Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund’s Valuation Time but after the close of the securities’ primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees under procedures established by the Board of Trustees.  The Fund may utilize a service provided by an independent third party which has been approved by the Board of Trustees to fair value certain Fund portfolio securities.

Federal Income Tax Cost – At July 31, 2004, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $213,347,814, $2,023,982, $(1,177,022) and $846,960, respectively.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is also available on the Fund’s website at http://www.csam.com/us as well as on the website of the Securities and Exchange Commission – http://www.sec.gov.

Item 2:                                                          Controls and Procedures

(a)                                  As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)), were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities and Exchange Act of 1934.

(b)                                 There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:                                                          Exhibits

1.                                       The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CREDIT SUISSE FIXED INCOME FUND

/s/ Michael E. Kenneally
Name:	Michael E. Kenneally
Title:	Chief Executive Officer
Date:	September 27, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Michael E. Kenneally
Name:	Michael E. Kenneally
Title:	Chief Executive Officer
Date:	September 27, 2004

/s/ Michael A. Pignataro
Name:	Michael A. Pignataro
Title:	Chief Financial Officer
Date:	September 27, 2004